Bank Debt (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure
Bank Debt Borrowings Schedule

Bank debt is comprised of the following secured borrowings:
			December 31,
Borrower	Commencement	Maturity	2014	2015

Vassone	January 2014	January 2015	$2,437	$-
Petra	January 2007	June 2015	20,571	-
Pemer	March 2007	June 2015	20,568	-
Shikokupente	July 2014	June 2015	13,500	-
Staloudi	July 2008	July 2015	18,520	-
Eptaprohi	April 2012	September 2015	-	-
Marathassa	December 2013	September 2015	8,415	-
Marinouki	December 2013	September 2015	19,035	-
Maxeikosiena	October 2012	September 2015	-	-
Soffive	December 2013	September 2015	25,200	-
Kerasies	December 2013	September 2015	22,396	-
Maxeikosi	December 2014	September 2015	9,100	-
Maxpente	December 2014	December 2015	20,000	-
Maxenteka	April 2012	January 2016	28,500	25,500
Maxeikositessera	September 2012	January 2016	28,063	25,109
Glovertwo	October 2013	February 2016	13,666	13,666
Gloverthree	December 2014	February 2016	10,900	16,807
Shikokutessera	December 2014	February 2016	10,900	16,807
Maxdekatria	March 2012	February 2016	18,400	14,400
Maxpente, Maxeikositessera, Maxenteka	December 2015	December 2018	-	7,000
Petra	June 2015	January 2019	-	18,370
Pemer	June 2015	March 2019	-	18,368
Maxtessera	July 2014	June 2019	-	31,500
Maxpente, Maxeikositessera, Maxenteka	December 2015	December 2021	-	75,337
Maxeikosiexi	September 2015	September 2021	-	6,750
Marathassa	September 2015	September 2021	-	7,232
Marinouki	September 2015	September 2021	-	11,089
Kerasies	September 2015	September 2021	-	7,714
Soffive	September 2015	September 2021	-	12,054
Eptaprohi	September 2015	September 2021	-	56,412
Shikokuokto	June 2015	June 2022	-	15,018
Safe Bulkers	November 2014	September 2020	118,527	145,527
Maxdeka	August 2011	December 2022	27,270	23,861
Shikoku	October 2011	August 2023	33,600	29,867
Maxeikosiena	September 2015	September 2025	-	23,008
Maxeikositria	September 2015	September 2025	-	23,008
Youngone	September 2015	September 2025	-	24,281
Maxeikosi	September 2015	September 2025	-	23,008
Total			$469,568	$671,693

Current portion of Long-term debt			$17,121	$80,134
Liability directly associated with assets held for sale			0	16,807
Long-term debt			452,447	574,752
Total debt			$469,568	$671,693

Current portion of deferred financing costs			$1,389	$2,667
Deferred financing costs directly associated with assets held for sale				83
Deferred financing costs non-current			4,511	5,353
Total deferred financing costs			$5,900	$8,103

Total debt			469,568	671,693
Less: Total deferred financing costs			5,900	8,103
Total debt, net of deferred financing costs			$463,668	$663,590
Less: Liability directly associated with assets held for sale, net of deferred financing costs				16,724
Less: Current portion of long-term debt, net of current portion of deferred financing costs			15,732	77,467
Long-term debt, net of deferred financing costs, non-current			$447,936	$569,399

Bank Debt Maturities Schedule

To December 31,
2016	.	$96,941
2017	.	31,004
2018	.	61,837
2019	.	117,732
2020	.	154,147
2021	and thereafter	210,032
Total	..	$671,693